Condensed Consolidated Statement of Comprehensive Income (unaudited) - SEK (kr) kr in Millions		3 Months Ended			6 Months Ended				12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Statement of comprehensive income [abstract]
Interest income		kr 3,117	kr 3,009	kr 3,528	kr 6,126		kr 7,252		kr 14,117
Interest expenses		(2,414)	(2,325)	(2,866)	(4,739)		(5,880)		(11,398)
Net interest income		703	684	662	1,387		1,372		2,719
Net fee and commission expense		(4)	(6)	(12)	(10)		(23)		(39)
Net results of financial transactions		34	25	(29)	59		4		18
Total operating income		733	702	621	1,436		1,353		2,699
Personnel expenses		(134)	(132)	(125)	(266)		(243)		(475)
Other administrative expenses		(60)	(53)	(59)	(112)		(115)		(239)
Depreciations and impairment of non-financial assets		(14)	(14)	(15)	(28)		(29)		(64)
Total operating expenses		(208)	(198)	(199)	(406)		(387)		(778)
Operating profit before credit losses		526	504	422	1,030		966		1,921
Net credit losses		61	0	(71)	61		(38)		(429)
Operating profit		587	504	351	1,091		928		1,491
Tax expenses		(121)	(104)	(72)	(225)		(191)		(309)
Net profit	[1]	466	400	279	866	[2]	737	[2]	1,183	[2]
Items to be reclassified to profit or loss
Derivatives in cash flow hedges		0	0	(1)	0		3		3
Tax on items to be reclassified to profit or loss		0	0	1	0		0		0
Net items to be reclassified to profit or loss		0	0	0	0		3		3
Items not to be reclassified to profit or loss
Own credit risk		(53)	(55)	54	(108)		55		17
Revaluation of defined benefit plans		(1)	(1)	0	(3)		0		(10)
Tax on items not to be reclassified to profit or loss		11	12	(12)	23		(12)		(1)
Net items not to be reclassified to profit or loss		(43)	(45)	42	(88)		43		6
Total other comprehensive income		(43)	(45)	42	(88)	[2]	46	[2]	9	[2]
Total comprehensive income	[1]	kr 422	kr 356	kr 321	kr 778	[2]	kr 783	[2]	kr 1,192	[2]
Basic earnings per share (in SEK per share)	[3]	kr 117	kr 100	kr 70	kr 217		kr 185		kr 296
Diluted earnings per share (in SEK per share)	[3]	kr 117	kr 100	kr 70	kr 217		kr 185		kr 296

[1]	1 The entire profit is attributable to the shareholder of the Parent Company.
[2]	1 The entire equity is attributable to the shareholder of the Parent Company.
[3]	2 Net profit divided by average number of shares, which amounts to 3,990,000 for each period.